Capitalized Lease Obligations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 5 - Capitalized Lease Obligations

The Company leases equipment under capitalized lease obligations with a total cost of $372,027 and $392,878 and accumulated amortization of $77,883 and $71,421 as of December 31, 2011 and January 1, 2011, respectively.

Minimum future lease payments under capital leases as of December 31, 2011, are as follows:

Year ending December:
2012	$102,100
2013	80,920
2014	80,920
2015	20,767
2016	7,875
Total minimum lease payments	292,582
Less amount representing interest	50,497
Present value of net minimum lease payments	242,085
Less current portion	77,356
Long-term obligations under capital leases	$164,729

Interest expense related to capital leases was $32,142 and $36,068 for the years ended December 31, 2011 and January 1, 2011, respectively.